CONCESSION ARRANGEMENTS RIGHTS (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Assets	366,903,925	322,895,870
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	13,081,532	9,727,508	$ 7,031,916	$ 5,118,683
Intangible assets	11,098,116	9,187,564	7,521,488	$ 5,514,481
Assets	24,179,648	18,915,072
Impairment expense	3,050	1,759	$ 1,176
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	14,259,498	14,160,846
Financial assets at fair value through profit or loss, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	13,081,532	9,727,508
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	3,228,480	2,958,385
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	290,172,863	258,433,837
Financial assets at amortised cost, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ 9,853,052	$ 6,769,123